Commitments	12 Months Ended
Dec. 31, 2017
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Commitments

NOTE 24. COMMITMENTS

a.	PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).

b.

PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the Ku-Maloob-Zap complex and extending the original contract until 2027. At December 31, 2016 and 2015, the value of the nitrogen to be supplied during the term of the contract was approximately Ps. 7,506,619 and Ps. 8,646,726, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.

Estimated future payments under this contract for upcoming fiscal years are as follows:

2018	Ps.	773,047
2019		783,197
2020		785,670
2021		786,323
2022		782,584
2023 and thereafter		3,595,798

Total	Ps.	7,506,619

c.	As of December 31, 2017, PEMEX had entered into FPWCs by means of which the contractor manages and is responsible for financing performance of the work to be undertaken.

As of December 31, 2017 and 2016, the estimated value of these contracts was as follows:

Maturity	2017		2016
Up to 1 year	Ps.	5,533,174	Ps.	7,366,247
1 to 3 years		1,891,557		2,518,207
4 to 5 years		1,856,006		2,470,878
More than 5 years		3,123,173		4,157,843

Total	Ps.	12,403,910	Ps.	16,513,175

d.	As of December 31, 2017 and 2016, Pemex Exploration and Production, has in operation certain integrated exploration and production contracts (“Integrated E&P Contracts”) for the development of mature fields in the Altamira, Ébano, Nejo, Pánuco and San Andrés blocks in the Northern region of Mexico and Magallanes, Santuario and Carrizo blocks in the Southern region of Mexico, respectively. Each contract has a term of up to 25 years. Payments to the contractors pursuant to the Integrated E&P Contracts will be made on a per-barrel basis, plus recovery of certain costs, provided that the payments to the contractor may not exceed PEMEX’s cash flow from the particular block subject to each contract. During 2017, PEMEX made payments pursuant to the Integrated E&P Contracts in the Northern region of Ps. 6,594,486 and in the Southern region of Ps. 727,331. During 2016, PEMEX made payments pursuant to the Integrated E&P Contracts in the Northern region of Ps. 7,026,822 and in the Southern region of Ps. 524,475. As of December 31, 2017 there is no outstanding liability due to the fact that the available cash flow has an annual maturity and has not yet matured. Additionally, these contracts are in the process of being migrated to a new EEC.

e.	As of December 31, 2017 and 2016, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2017		2016
Up to 1 year	Ps.	229,738,368	Ps.	347,606,848
1 to 3 years		196,335,411		281,563,607
4 to 5 years		123,159,215		69,541,826
More than 5 years		149,672,236		119,281,849

Total	Ps.	698,905,230	Ps.	817,994,130